Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2017	Mar. 31, 2016
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 4,010.7	₨ 3,706.4
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 7,759.1	₨ 6,909.6